Consolidated portfolio of investments—March 31, 2025 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 91.32%
Investment companies: 18.52%
Allspring Government Money Market Fund Select Class♠∞*	4.27%	19,866,603	$19,866,603

			Maturity date	Principal
U.S. Treasury securities: 72.80%
U.S. Treasury Bills☼		4.13	9-18-2025	$5,000,000	4,903,431
U.S. Treasury Bills☼		4.14	9-11-2025	30,000,000	29,443,083
U.S. Treasury Bills☼		4.16	7-17-2025	20,000,000	19,751,076
U.S. Treasury Bills☼		4.18	7-24-2025	21,300,000	21,018,958
U.S. Treasury Bills☼		4.25	5-22-2025	3,000,000	2,982,044
					78,098,592
Total short-term investments (Cost $97,969,771)					97,965,195
Total investments in securities (Cost $97,969,771)	91.32%				97,965,195
Other assets and liabilities, net	8.68				9,316,063
Total net assets	100.00%				$107,281,258

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,689,828	$213,238,189	$(218,061,414)	$0	$0	$19,866,603	19,866,603	$894,255
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	33,345,611	AUD	52,712,000	Goldman Sachs International	6-18-2025	$387,657	$0
BRL	90,721,000	USD	15,519,802	Goldman Sachs International	6-18-2025	121,903	0
CAD	23,605,000	USD	16,477,035	Goldman Sachs International	6-18-2025	0	(11,110)
USD	33,583,248	CHF	29,429,000	Goldman Sachs International	6-18-2025	14,649	0
CLP	1,827,907,000	USD	1,957,283	Goldman Sachs International	6-18-2025	0	(33,323)
USD	11,973,552	CZK	274,805,000	Goldman Sachs International	6-18-2025	48,175	0
USD	14,793,962	EUR	13,529,000	Goldman Sachs International	6-18-2025	101,849	0
GBP	2,000	USD	2,586	Goldman Sachs International	6-18-2025	0	(3)
HUF	3,816,403,000	USD	10,356,589	Goldman Sachs International	6-18-2025	0	(152,531)
IDR	343,671,858,000	USD	20,994,005	Goldman Sachs International	6-18-2025	0	(315,794)
INR	893,853,000	USD	10,227,151	Goldman Sachs International	6-18-2025	172,535	0
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—March 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
JPY	1,664,546,000	USD	11,331,922	Goldman Sachs International	6-18-2025	$0	$(138,479)
USD	27,523,594	KRW	39,854,164,000	Goldman Sachs International	6-18-2025	345,173	0
MXN	4,575,000	USD	227,578	Goldman Sachs International	6-18-2025	0	(6,296)
NOK	105,241,000	USD	9,884,011	Goldman Sachs International	6-18-2025	119,014	0
USD	33,613,717	NZD	58,418,000	Goldman Sachs International	6-18-2025	384,383	0
USD	9,214,425	PLN	35,517,000	Goldman Sachs International	6-18-2025	70,704	0
SEK	139,370,000	USD	13,841,494	Goldman Sachs International	6-18-2025	86,993	0
ZAR	452,038,000	USD	24,650,881	Goldman Sachs International	6-18-2025	0	(148,553)
						$1,853,035	$(806,089)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	36	4-17-2025	$3,146,723	$3,037,652	$0	$(109,071)
Light Sweet Crude Oil Futures**	76	4-22-2025	5,041,301	5,432,480	391,179	0
Henry Hub Natural Gas Futures**	35	4-28-2025	1,318,429	1,441,650	123,221	0
Brent Crude Oil Futures**	22	4-30-2025	1,570,858	1,644,940	74,082	0
Number 11 World Sugar Futures**	491	4-30-2025	10,006,308	10,371,491	365,183	0
Gas Oil Futures**	2	5-12-2025	130,705	136,400	5,695	0
Soybean Meal Futures**	23	5-14-2025	700,440	673,210	0	(27,230)
Wheat Futures**	49	5-14-2025	1,300,934	1,315,650	14,716	0
C Coffee Futures**	12	5-19-2025	1,779,282	1,708,875	0	(70,407)
LME Primary Aluminum Futures**	69	5-19-2025	4,648,140	4,363,249	0	(284,891)
Silver Futures**	8	5-28-2025	1,357,387	1,384,440	27,053	0
10-Year Euro BUND Index	162	6-6-2025	23,051,976	22,567,222	0	(484,754)
LME Copper Futures**	12	6-16-2025	2,904,709	2,912,190	7,481	0
10-Year U.S. Treasury Notes	113	6-18-2025	12,419,335	12,567,719	148,384	0
10-Year Canadian Bond	520	6-19-2025	44,147,311	44,861,540	714,229	0
S&P ASX Share Price Index 200	30	6-19-2025	3,702,299	3,691,458	0	(10,841)
S&P/TSX 60 Index	18	6-19-2025	3,634,508	3,746,472	111,964	0
DAX Index	5	6-20-2025	3,159,392	3,024,395	0	(134,997)
E-Mini NASDAQ 100 Index	5	6-20-2025	1,991,750	1,943,950	0	(47,800)
E-Mini Russell 2000 Index	20	6-20-2025	2,060,941	2,027,100	0	(33,841)
E-Mini S&P 500 Index	10	6-20-2025	2,845,966	2,826,625	0	(19,341)
Euro STOXX 50 Index	49	6-20-2025	2,851,950	2,749,323	0	(102,627)
FTSE 100 Index	35	6-20-2025	3,933,908	3,884,549	0	(49,359)
MSCI Emerging Markets Index	48	6-20-2025	2,756,348	2,665,920	0	(90,428)
Gold 100 Troy Ounces Futures**	5	6-26-2025	1,529,867	1,575,150	45,283	0
Live Cattle Futures**	48	6-30-2025	3,859,561	3,910,080	50,519	0
Short
NY Harbor ULSD Futures**	(32)	4-30-2025	(2,943,174)	(3,063,514)	0	(120,340)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(90)	4-30-2025	(8,322,501)	(8,658,846)	0	(336,345)
Number 2 Cotton Futures**	(78)	5-7-2025	(2,673,605)	(2,606,370)	67,235	0
Cocoa Futures**	(4)	5-14-2025	(412,211)	(316,080)	96,131	0
Corn Futures**	(400)	5-14-2025	(9,465,663)	(9,145,000)	320,663	0
Hard Red Winter Wheat Futures**	(38)	5-14-2025	(1,031,402)	(1,058,300)	0	(26,898)
Soybean Futures**	(52)	5-14-2025	(2,769,448)	(2,638,350)	131,098	0
Soybean Oil Futures**	(78)	5-14-2025	(1,994,258)	(2,100,852)	0	(106,594)
LME Nickel Futures**	(8)	5-19-2025	(796,759)	(759,377)	37,382	0
See accompanying consolidated notes to portfolio of investments
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year Japanese Bond	(41)	6-13-2025	$(37,733,198)	$(37,831,856)	$0	$(98,658)
Lean Hogs Futures**	(119)	6-13-2025	(4,617,606)	(4,535,090)	82,516	0
10-Year Australian Bond	(199)	6-16-2025	(13,933,514)	(14,008,679)	0	(75,165)
LME Lead Futures**	(69)	6-16-2025	(3,529,135)	(3,467,129)	62,006	0
LME Zinc Futures**	(34)	6-16-2025	(2,482,574)	(2,425,917)	56,657	0
Long Gilt Futures	(163)	6-26-2025	(19,398,094)	(19,305,801)	92,293	0
					$3,024,970	$(2,229,587)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Alternative Risk Premia Fund | 3

Notes to consolidated portfolio of investments—March 31, 2025 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2025, the Subsidiary had $13,983,190 of investments in affiliates and cash at broker segregated for futures contacts representing 101.29% of its net assets. As of March 31, 2025, the Fund held $13,805,362 in the Subsidiary, representing 14.77% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and is subject to interest rate risk, equity price risk and commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is
4 | Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—March 31, 2025 (unaudited)
minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$19,866,603	$0	$0	$19,866,603
U.S. Treasury securities	78,098,592	0	0	78,098,592
	97,965,195	0	0	97,965,195
Forward foreign currency contracts	0	1,853,035	0	1,853,035
Futures contracts	3,024,970	0	0	3,024,970
Total assets	$100,990,165	$1,853,035	$0	$102,843,200
Liabilities
Forward foreign currency contracts	$0	$806,089	$0	$806,089
Futures contracts	2,229,587	0	0	2,229,587
Total liabilities	$2,229,587	$806,089	$0	$3,035,676
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of March 31, 2025, $9,228,297 was segregated as cash collateral for these open futures contracts. The Fund also received $320,000 as cash collateral for open forward foreign currency contracts.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Alternative Risk Premia Fund | 5